Convertible Notes Payable (Details) - USD ($)															3 Months Ended	12 Months Ended
	Apr. 01, 2025	Mar. 03, 2025	Jan. 09, 2025	Jan. 05, 2025	Nov. 19, 2024	Nov. 05, 2024	May 22, 2024	Jan. 17, 2024	Nov. 30, 2023	Nov. 17, 2023	Sep. 12, 2023	Jul. 31, 2023	Feb. 28, 2023	Feb. 23, 2023	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Nov. 01, 2024	Feb. 29, 2024	Feb. 06, 2024
Convertible Notes Payable [Line Items]
Common stock at an initial conversion price (in Dollars per share)								$ 3.5
Initial exercise price (in Dollars per share)																						$ 2
Fair value of warrants							$ 925,210			$ 480,795
Outstanding amount															$ 222,522	$ 274,170		$ 19,789
Percentage of average amount								90.00%
Percentage of cash premium															5.00%	5.00%
Percentage of outstanding principal amount											115.00%
Market capitalization															$ 12,500,000	$ 12,500,000
Warrant exercise price (in Dollars per share)				$ 0.75			$ 0.75			$ 2
Convertible note in principal amount								$ 1,000,000
Conversion price (in Dollars per share)															$ 1	$ 1
Percentage of principal amount								120.00%		120.00%
Purchase price amount								$ 833,333
Purchase warrant to purchase								$ 1,000,000
Warrant exercise reduced (in Dollars per share)							$ 0.75							$ 10.5
Interest expenses																$ 773,139		1,233,284
Principal amount																		$ 886,522
Total consideration						$ 60,000
Percentage of annual discount rate						6.89%										6.89%
Common stock per share (in Dollars per share)															$ 0.001	$ 0.001	[1]	$ 0.001	[1]
Issuance of debt															$ 56,132	$ 56,132
Interest expense																646
Trading days								20 days		20 years					20 days
Consecutive days															10 days
Purchase of warrant (in Shares)							1,000,000	1,000,000
Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount		$ 400,000														$ 800,000
Conversion price per share (in Dollars per share)								$ 1													$ 1
Principal amount																				$ 30,000
Maturity term period															1 year	1 year
Other Convertible Notes Payable [Member] | Forecast [Member]
Convertible Notes Payable [Line Items]
Principal amount	$ 400,000
Outstanding principal	600,000
Lind Notes Payable [Member]
Convertible Notes Payable [Line Items]
Warrant exercise price (in Dollars per share)								$ 2
Purchase warrant term								5 years
Warrant Debt Discount [Member]
Convertible Notes Payable [Line Items]
Fair value of warrants								$ 394,071		$ 480,795				$ 1,225,543
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)														$ 10.5
Warrant exercise price (in Dollars per share)							$ 0.75					$ 3.5
Warrant exercise reduced (in Dollars per share)			$ 0.4		$ 0.42		$ 0.75
Lind Notes Payable [Member]
Convertible Notes Payable [Line Items]
Purchase warrant term										5 years
Lind Global Fund II, LP [Member]
Convertible Notes Payable [Line Items]
Principal amount														$ 3,704,167
Purchase price														$ 3,175,000
Common stock at an initial conversion price (in Dollars per share)														$ 10.5
Common stock purchase warrant (in Shares)														529,167
Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)														$ 10.5
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Purchase price										$ 1,000,000
Common stock purchase warrant (in Shares)										1,000,000
Initial exercise price (in Dollars per share)								$ 2
Outstanding amount															$ 308,651	$ 308,651
Percentage of average amount										90.00%					90.00%	90.00%
Percentage of outstanding principal amount															120.00%	120.00%
Conversion price (in Dollars per share)										$ 3.5
Exercise price (in Dollars per share)										$ 2
Maturity term period										400000 years
Purchase of warrant (in Shares)								1,000,000
Convertible Notes Payable [Member] | Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Maturity term period						1 year										1 year
Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount																				$ 30,000
Bearing interest rate						0.00%										0.00%
Debit discount															$ 3,868	$ 3,868
Interest expense															984
Lind Notes [Member]
Convertible Notes Payable [Line Items]
Interest expenses															$ 209,372	$ 172,884
2nd Lind Note [Member]
Convertible Notes Payable [Line Items]
Convertible note in principal amount										$ 1,200,000
Subsequent Event [Member]
Convertible Notes Payable [Line Items]
Purchase of warrant (in Shares)				1,029,167
Subsequent Event [Member] | Other Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Principal amount	$ 200,000
Maximum [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)																$ 0.4932
Warrants issued (in Shares)													529,167
Maximum [Member] | Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant exercise reduced (in Dollars per share)					0.75
Maximum [Member] | Subsequent Event [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)				$ 0.75
Minimum [Member]
Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)																0.7907
Warrants issued (in Shares)									470,833
Minimum [Member] | Lind Warrant [Member]
Convertible Notes Payable [Line Items]
Warrant exercise reduced (in Dollars per share)					$ 0.42
Minimum [Member] | Subsequent Event [Member]
Convertible Notes Payable [Line Items]
Initial exercise price (in Dollars per share)				$ 0.4
Common Stock [Member]
Convertible Notes Payable [Line Items]
Warrants issued (in Shares)			1,029,167		500,000		1,000,000
Common stock per share (in Dollars per share)						$ 5										$ 5

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.